Shareholders' equity and share-based payments - Earnings per share (Details)	12 Months Ended
	Dec. 31, 2019 € / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 € / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares
Earnings per share in euros
Earnings per share (in dollars or Euros per share) | (per share)	€ 3.75	$ 4.20	€ 3.62	$ 4.27	$ 3.36
Diluted earnings per share (in dollars or Euros per share) | (per share)	€ 3.72	$ 4.17	€ 3.59	$ 4.24	$ 3.34
Common shares
Number of shares issued during the year (pro rated)
Common shares issued as of the beginning of the period	2,640,602,007	2,640,602,007	2,528,989,616	2,528,989,616	2,430,365,862
Exercise of TOTAL share subscription options	157,153	157,153	1,351,465	1,351,465	1,198,036
TOTAL performance shares	2,140,576	2,140,576	2,039,729	2,039,729	1,105,796
Capital increase reserved for employees	5,860,947	5,860,947	6,236,593	6,236,593	6,354,793
Issuance of shares in consideration for the acquisition of Maersk Olie og Gas A/S			81,268,828	81,268,828
Capital increase as payment of the scrip dividend	12,360,894	12,360,894	26,352,572	26,352,572	53,365,971
Buyback of treasury shares including:	(27,026,481)	(27,026,481)	(30,405,112)	(30,405,112)
Shares repurchased in during the fiscal year to cancel the dilution caused by the scrip dividend payment and within the framework of the share buyback program	(24,818,443)	(24,818,443)	(30,102,242)	(30,102,242)
Shares repurchased in during the fiscal year to cover for the stock options plans	(2,208,038)	(2,208,038)	(302,870)	(302,870)
TOTAL shares held by TOTAL S.A. or by its subsidiaries and deducted from shareholders' equity	(32,473,281)	(32,473,281)	(8,376,756)	(8,376,756)	(10,587,822)
Weighted-average number of shares	2,601,621,815	2,601,621,815	2,607,456,934	2,607,456,934	2,481,802,636
Dilutive effect
Grant of TOTAL share subscription or purchase options	33,636	33,636	296,830	296,830	727,864
Grant of TOTAL performance shares	14,593,030	14,593,030	13,794,896	13,794,896	10,238,411
Capital increase reserved for employees	1,759,407	1,759,407	2,167,784	2,167,784	1,987,502
Weighted-average number of diluted shares	2,618,007,888	2,618,007,888	2,623,716,444	2,623,716,444	2,494,756,413